SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) tranche shares	Dec. 31, 2022 CNY (¥) tranche shares	Dec. 31, 2021 CNY (¥) tranche shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥		¥ 143	¥ 87	¥ 109
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)		76,939,150
Granted (in shares)		31,881,420
Forfeited (in shares)		(2,070,020)
Vested (in shares)		(10,033,350)
Adjusted for performance conditions (in shares)		(1,655,900)
Nonvested restricted stocks outstanding at the end of the period (in shares)		95,061,300	76,939,150
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 1.88
Granted (in dollars per shares) | $ / shares	3.67
Forfeited (in dollars per shares) | $ / shares	1.62
Vested (in dollars per shares) | $ / shares	1.56
Adjusted for performance conditions (in dollars per share) | $ / shares	0.70
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 2.54
Total unrecognized compensation expense | ¥	$ 891	¥ 891
Weighted-average period for recognition of unrecognized compensation costs		3 years 7 months 13 days
Total fair value of nonvested restricted stocks, vested | ¥		¥ 286	¥ 234	¥ 389
Restricted stocks | Performance Condition | Senior officers and managers
Number of Restricted Stocks
Granted (in shares)		0	31,683,100	0
Weighted Average Grant Date Fair Value
Number of tranches | tranche		10	10	10
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)		28,625,350
Weighted Average Grant Date Fair Value
Number of tranches | tranche		5
Restricted stocks | Performance Condition | Vesting on the second anniversary | Senior officers and managers
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Restricted stocks | Performance Condition | Vesting on the second anniversary | Senior officers
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years | Senior officers and managers
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		2 years
Share-based payment award, vesting percentage		50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years | Senior officers
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		2 years
Share-based payment award, vesting percentage		50.00%
Share options
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥		¥ 337